Cover	Oct. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	001-42368
Entity Registrant Name	RISING DRAGON ACQUISITION CORP.
Entity Central Index Key	0002018145
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 604, Yixing Road
Entity Address, Address Line Two	Wanbolin District
Entity Address, Address Line Three	Taiyuan City
Entity Address, City or Town	Shanxi Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	030024
City Area Code	+86
Local Phone Number	18817777987
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one Right entitling the holder to receive one-tenth of an Ordinary Share
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one Right entitling the holder to receive one-te
Trading Symbol	RDACU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	RDAC
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	RDACR
Security Exchange Name	NASDAQ